TYPE			13F-HR

PERIOD			03/31/08

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: MARCH 31, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   APRIL 29, 2008

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH MARCH 31, 2008.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  57 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $43,848(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103      694    31264 SH       Sole                    20989             10275
                                                                69     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     1347    31148 SH       Sole                    20693             10455
                                                                54     1250 SH       Other                                      1250
ASPEN INS HDGS LTD             COM              G05384105     1130    42817 SH       Sole                    28192             14625
                                                                47     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1834    19021 SH       Sole                    12516              6505
                                                               135     1400 SH       Other                                      1400
CITIGROUP INC                  COM              172967101      921    42999 SH       Sole                    28809             14190
COMCAST CORP A                 COM              20030n101     1268    65538 SH       Sole                    42013             23525
                                                                25     1300 SH       Other                                      1300
COVIDIEN LTD                   COM              G2552X108     1088    24598 SH       Sole                    16093              8505
                                                                27      618 SH       Other                                       618
DOVER CORP                     COM              260003108     1892    45282 SH       Sole                    29817             15465
                                                                88     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1401    27230 SH       Sole                    17435              9795
FIDELITY NATL FINL             COM              31620R105      857    46749 SH       Sole                    30449             16300
                                                                35     1885 SH       Other                                      1885
GENERAL ELECTRIC               COM              369604103     2418    65327 SH       Sole                    43492             21835
                                                                99     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     1417    50651 SH       Sole                    34131             16520
                                                                46     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2409    42698 SH       Sole                    28173             14525
                                                                27      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     2567    39576 SH       Sole                    26418             13158
                                                               104     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      678    21851 SH       Sole                    14679              7172
                                                                67     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1450    13258 SH       Sole                     8798              4460
                                                                56      515 SH       Other                                       515
LANDAMERICA FINL GRP           COM              514936103     1014    25680 SH       Sole                    16730              8950
                                                                41     1040 SH       Other                                      1040
LOWE'S COMPANIES               COM              548661107     1520    66250 SH       Sole                    44570             21680
                                                                50     2200 SH       Other                                      2200
MONTPELIER RE HLDGS LTD        COM              G62185106      712    44350 SH       Sole                    29470             14880
NEWS CORP LTD A                COM              65248E104     1610    85855 SH       Sole                    56535             29320
                                                                68     3605 SH       Other                                      3605
PHILIP MORRIS INTL             COM              718172109     1581    31264 SH       Sole                    20989             10275
                                                               157     3100 SH       Other                                      3100
ST JUDE MEDICAL                COM              790849103     1291    29885 SH       Sole                    19750             10135
                                                                52     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1821    27996 SH       Sole                    18366              9630
                                                                72     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     1726    31145 SH       Sole                    19820             11325
                                                                78     1410 SH       Other                                      1410
TYCO ELECTRONICS               COM              G9144P105      855    24923 SH       Sole                    16418              8505
                                                                21      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208     1093    24823 SH       Sole                    16418              8405
                                                                27      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102      784    22830 SH       Sole                    15150              7680
                                                                31      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2562    48633 SH       Sole                    32388             16245
                                                               104     1980 SH       Other                                      1980
WYNDHAM WORLDWIDE              COM              98310W108      604    29211 SH       Sole                    19348              9863
                                                                24     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     1637    21022 SH       Sole                    14007              7015
                                                                64      825 SH       Other                                       825